UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Class A Class B	Class A	Ordinary shares Class B	Ordinary shares	Subscription receivable	Additional paid-in capital	Statutory reserve	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income (loss)	Total shareholders’ Equity	Non- controlling interests	Total
BALANCE (in Shares) at Oct. 31, 2024	400,000		200,000
BALANCE at Oct. 31, 2024	$ 1,000		$ 500		$ (1,500)	$ 1,210,094	$ 402,621	$ 3,551,019	$ (146,425)			$ 5,017,309
Issuance of ordinary shares upon Initial Public Offering (“IPO”)	$ 125					3,035,160						3,035,285
Issuance of ordinary shares upon Initial Public Offering (“IPO”) (in Shares)	50,000
Net loss								(479,165)				(479,165)
Statutory reserve							17,610	(17,610)
Foreign currency translation adjustments									(131,684)			(131,684)
BALANCE (in Shares) at Apr. 30, 2025	450,000		200,000
BALANCE at Apr. 30, 2025	$ 1,125		$ 500		(1,500)	4,245,254	420,231	3,054,244	(278,109)			7,441,745
BALANCE (in Shares) at Oct. 31, 2025	450,000	450,000	200,000	200,000
BALANCE at Oct. 31, 2025	$ 1,125		$ 500		(1,500)	4,222,882	512,732	3,118,706	(126,774)	$ 7,727,671		7,727,671
Issuance of ordinary shares upon offering, net of offering cost	$ 1,334					7,036,103				7,037,437		7,037,437
Issuance of ordinary shares upon offering, net of offering cost (in Shares)	533,334
Ordinary shares issued upon cashless exercise of the warrants	$ 1,579					(1,579)
Ordinary shares issued upon cashless exercise of the warrants (in Shares)	631,794
Net loss								(1,071,916)		(1,071,916)	$ (2,177)	(1,074,093)
Statutory reserve							153,500	(153,500)
Foreign currency translation adjustments									255,304	255,304	(40)	255,264
BALANCE (in Shares) at Apr. 30, 2026	1,615,128	1,615,128	200,000	200,000
BALANCE at Apr. 30, 2026	$ 4,038		$ 500		$ (1,500)	$ 11,257,406	$ 666,232	$ 1,893,290	$ 128,530	$ 13,948,496	$ (2,217)	$ 13,946,279